AlphaCentric Prime Meridian Income Fund
(the “Fund”)

December 22, 2020

The information in this Supplement amends certain information contained in the Fund’s current Prospectus and Statement of Additional information (“SAI”), each dated April 24, 2020.

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The Fund’s Board of Trustees approved increases in the minimum purchase requirements for regular accounts from $2,500 to $10,000 and for retirement plan accounts from $1,000 to $10,000.

All references to the minimum investment amounts contained in the Fund’s Prospectus and SAI are hereby revised accordingly.

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You should read this Supplement in conjunction with the Fund’s Prospectus and SAI, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-910-0412, or by writing to the Fund at c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Please retain this Supplement for future reference.